T. ROWE PRICE Mid-Cap Growth Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.9%
COMMUNICATION SERVICES  3.7%
Entertainment  1.8%
Liberty Media Corp-Liberty Formula One, Class C (1) 3,848,729 327,219
Live Nation Entertainment (1) 467,353 71,276
398,495
Interactive Media & Services  0.6%
Reddit, Class A (1) 1,027,700 138,380
138,380
Media  1.3%
New York Times, Class A  3,615,900 302,759
302,759
Total Communication Services 839,634
CONSUMER DISCRETIONARY  19.1%
Distributors  0.9%
Pool  1,025,580 207,506
207,506
Diversified Consumer Services  2.1%
Liberty Live Holdings, Class C (1) 2,134,300 200,859
McGraw Hill (1) 3,132,772 42,919
Service Corp. International  2,691,800 222,100
465,878
Hotels, Restaurants & Leisure  11.2%
Domino's Pizza  894,820 321,053
DraftKings, Class A (1) 1,914,600 41,394
Dutch Bros, Class A (1) 1,300,300 65,873
Hilton Worldwide Holdings  2,010,200 611,262
Planet Fitness, Class A (1) 3,552,500 264,235
Sportradar Group, Class A (1) 5,875,100 98,349
Texas Roadhouse  539,600 89,110
Viking Holdings (1) 5,961,900 438,080
Wingstop  367,900 57,013
Wyndham Hotels & Resorts  1,699,500 138,050
Yum! Brands  2,589,300 402,584
2,527,003
Household Durables  0.4%
TopBuild (1) 247,900 87,087
87,087

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Specialty Retail  3.8%
Burlington Stores (1) 1,241,700 404,024
Ross Stores  983,600 213,077
Ulta Beauty (1) 461,800 241,388
858,489
Textiles, Apparel & Luxury Goods  0.7%
Birkenstock Holding (1) 4,452,300 159,526
159,526
Total Consumer Discretionary 4,305,489
CONSUMER STAPLES  3.5%
Consumer Staples Distribution & Retail  2.9%
Casey's General Stores  198,840 144,728
Dollar Tree (1) 2,911,500 318,838
U.S. Foods Holding (1) 1,960,100 180,741
644,307
Food Products  0.6%
McCormick  2,659,100 134,125
134,125
Total Consumer Staples 778,432
ENERGY  4.3%
Energy Equipment & Services  1.7%
TechnipFMC  5,482,300 378,991
378,991
Oil, Gas & Consumable Fuels  2.6%
Cheniere Energy  615,700 174,711
DT Midstream  961,600 129,499
EQT  4,457,000 283,643
587,853
Total Energy 966,844
FINANCIALS  7.7%
Capital Markets  5.0%
Bullish (1) 635,713 22,714
Cboe Global Markets  871,800 245,037
MSCI  691,080 372,499
Raymond James Financial  1,625,800 235,400
TPG  1,504,500 60,947
Tradeweb Markets, Class A  1,617,100 190,268
1,126,865

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services  0.3%
Corpay (1) 248,400 72,282
72,282
Insurance  2.4%
Assurant  1,553,100 338,281
Markel Group (1) 74,000 141,641
Ryan Specialty Holdings  1,896,069 63,973
543,895
Total Financials 1,743,042
HEALTH CARE  20.0%
Biotechnology  7.0%
Alnylam Pharmaceuticals (1) 1,166,560 385,980
Apogee Therapeutics (1) 802,067 67,510
Ascendis Pharma, ADR (1) 783,400 179,187
Biogen (1) 497,200 91,152
BioNTech, ADR (1) 1,019,300 90,595
Caris Life Sciences (1) 2,704,204 48,351
CG oncology (1) 745,295 50,442
CRISPR Therapeutics (1) 1,050,900 49,991
Cytokinetics (1) 1,686,600 111,164
Ionis Pharmaceuticals (1) 2,760,687 207,300
Kymera Therapeutics (1) 525,000 43,727
Natera (1) 536,643 107,323
Nuvalent, Class A (1) 232,092 23,778
Revolution Medicines (1) 297,400 28,922
Vaxcyte (1) 1,491,100 86,648
1,572,070
Health Care Equipment & Supplies  3.2%
Cooper (1) 4,270,200 305,319
Insulet (1) 865,860 181,692
QuidelOrtho (1) 1,473,600 24,211
Teleflex  1,819,500 217,631
728,853
Health Care Providers & Services  2.0%
Cencora  938,440 294,802
Encompass Health  1,486,500 143,789
438,591
Health Care Technology  1.3%
Veeva Systems, Class A (1) 1,611,260 283,034
283,034

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services  5.5%
Agilent Technologies  4,259,300 485,475
Avantor (1) 6,797,000 53,289
Mettler-Toledo International (1) 347,030 437,674
West Pharmaceutical Services  1,060,700 265,854
1,242,292
Pharmaceuticals  1.0%
Elanco Animal Health (1) 9,024,800 215,963
215,963
Total Health Care 4,480,803
INDUSTRIALS & BUSINESS SERVICES  18.1%
Aerospace & Defense  2.2%
BWX Technologies  624,100 127,622
StandardAero (1) 5,591,100 144,418
Textron  2,422,300 212,097
484,137
Commercial Services & Supplies  2.1%
RB Global  1,747,800 167,527
Veralto  3,557,900 314,589
482,116
Construction & Engineering  1.2%
API Group (1) 2,706,300 109,659
Quanta Services  306,600 168,330
277,989
Electrical Equipment  0.3%
Acuity  243,240 68,161
68,161
Ground Transportation  2.6%
Old Dominion Freight Line  1,699,900 332,160
XPO (1) 1,272,500 247,565
579,725
Industrial Conglomerates  0.1%
Bending Spoons, Class C, Acquisition Date: 10/28/25,
Cost $29,789 (EUR) (1)(2)(3) 334,790 29,533
29,533
Machinery  3.4%
Esab  2,504,800 242,114
Esab PIPE, Acquisition Date: 2/2/26, Cost $24,669 (1)(3)(4) 216,399 18,825
Fortive  1,201,846 66,438

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Ingersoll Rand  3,216,000 257,666
ITT  882,500 168,143
753,186
Professional Services  4.9%
Booz Allen Hamilton Holding  2,786,500 217,431
Broadridge Financial Solutions  374,400 60,832
Equifax  768,600 138,402
Paylocity Holding (1) 1,870,046 202,040
TransUnion  3,384,900 234,201
UL Solutions, Class A  2,867,949 245,812
1,098,718
Trading Companies & Distributors  1.3%
Ferguson Enterprises  1,292,600 301,512
301,512
Total Industrials & Business Services 4,075,077
INFORMATION TECHNOLOGY  17.5%
Electronic Equipment, Instruments & Components  2.2%
Amphenol, Class A  285,700 36,098
Keysight Technologies (1) 1,455,000 410,849
Ralliant  1,099,476 45,727
492,674
IT Services  0.4%
MongoDB (1) 318,600 77,984
77,984
Semiconductors & Semiconductor Equipment  7.4%
Lattice Semiconductor (1) 5,092,200 472,353
MACOM Technology Solutions Holdings (1) 1,412,200 313,607
Microchip Technology  4,712,600 304,481
Monolithic Power Systems  343,527 375,595
NXP Semiconductors  658,368 129,607
Rambus (1) 756,400 65,073
1,660,716
Software  6.8%
Atlassian, Class A (1) 1,108,740 75,672
Aurora Innovation (1) 9,696,381 39,949
Descartes Systems Group (1) 984,600 70,458
Guidewire Software (1) 550,816 82,380
Manhattan Associates (1) 1,618,400 215,441
PTC (1) 2,759,900 393,258
Tyler Technologies (1) 973,620 333,348

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Unity Software (1) 2,239,617 49,137
Zoom Communications (1) 1,985,000 159,574
Zscaler (1) 794,660 111,483
1,530,700
Technology Hardware, Storage & Peripherals  0.7%
Everpure, Class A (1) 2,783,500 164,338
164,338
Total Information Technology 3,926,412
MATERIALS  3.0%
Construction Materials  1.2%
Martin Marietta Materials  451,860 266,001
266,001
Containers & Packaging  1.8%
Avery Dennison  1,341,400 231,633
Ball  2,979,600 176,124
407,757
Total Materials 673,758
Total Common Stocks (Cost $16,374,574) 21,789,491
CONVERTIBLE PREFERRED STOCKS  0.6%
INFORMATION TECHNOLOGY  0.5%
Software  0.5%
Databricks, Series H, Acquisition Date: 8/31/21,
Cost $18,583 (1)(2)(3) 252,883 48,048
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7,088 (1)
(2)(3) 96,442 18,324
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $16,136 (1)(2)(3) 174,443 33,144
Nuro, Series D, Acquisition Date: 10/29/21, Cost $17,506 (1)
(2)(3) 839,788 12,840
Total Information Technology 112,356
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $19,360 (1)(2)(3) 408,411 19,224
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $38,032 (1)
(2)(3) 921,478 10,007
Total Materials 29,231
Total Convertible Preferred Stocks (Cost $116,705) 141,587

T. ROWE PRICE Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  2.8%
Money Market Funds  2.8%
T. Rowe Price Government Reserve Fund, 3.71% (5)(6) 626,024,620 626,025
Total Short-Term Investments (Cost $626,025) 626,025
Total Investments in Securities  100.3%
(Cost $17,117,304) $ 22,557,103
Other Assets Less Liabilities (0.3)% (69,413)
Net Assets 100.0% $ 22,487,690
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $189,945 and represents 0.8% of net assets.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at March 31, 2026, was $24,669 and was valued at $18,825
(0.1% of net assets).
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
PIPE Private Investment in Public Equity

T. ROWE PRICE Mid-Cap Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.71% $ —# $ — $ 6,983+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government
Reserve Fund, 3.71% $ 832,986  ¤  ¤ $ 626,025^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $6,983 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $626,025.

T. ROWE PRICE Mid-Cap Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Mid-Cap Growth
Fund, Inc. (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Mid-Cap Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Mid-Cap Growth Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Mid-Cap Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F64-054Q1 03/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 21,741,133 $ 18,825 $ 29,533 $ 21,789,491
Convertible Preferred Stocks — — 141,587 141,587
Short-Term Investments 626,025 — — 626,025
Total $ 22,367,158 $ 18,825 $ 171,120 $ 22,557,103